Fair Value of Financial Instruments - Schedule of Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 10,387	$ 14,603
Valuation Techniques	Market valuation of underlying collateral
Unobservable Input	Direct disposal costs
Weighted Average	7.10%	7.21%
Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 229
Weighted Average		8.51%
Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	6.00%	6.00%
Minimum [Member] | Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range		6.00%
Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range	10.00%	10.00%
Maximum [Member] | Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Range		10.00%